STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2014	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	29,602	30.52
Options granted	5,963	48.80
Options exercised1	(3,973)	22.20
Options cancelled or expired	(262)	41.33
Options outstanding at end of year	31,330	34.97	6.6	523
Options vested at end of year2	16,591	27.25	5.2	405
1

The total intrinsic value of ISO exercised during the year ended December 31, 2014 was $117 million (2013 - $98 million; 2012 - $130 million) and cash received on exercise was $37 million (2013 - $24 million; 2012 - $69 million).

2	The total fair value of options vested under the ISO Plan during the year ended December 31, 2014 was $26 million (2013 - $22 million; 2012 - $19 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2014	2013	2012
Fair value per option (Canadian dollars)1	5.53	5.27	4.81
Valuation assumptions
Expected option term (years)2	5	5	5
Expected volatility3	16.9%	17.4%	19.7%
Expected dividend yield4	2.9%	2.8%	3.0%
Risk-free interest rate5	1.6%	1.2%	1.3%
1

Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $5.45 (2013 - $5.15; 2012 - $4.65) for Canadian employees and US$5.35 (2013 - US$5.63; 2012 - US$5.58) for United States employees.

2	The expected option term is based on historical exercise practice.
3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.
4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2014	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	4,373	35.56
Options granted	138	48.81
Options exercised1	-	-
Options outstanding at end of year	4,511	35.97	4.5	71
Options vested at end of year2	1,964	30.93	3.4	41
1

No PBSO were exercised in 2014. The total intrinsic value of PBSO exercised during the year ended December 31, 2013 and 2012 was $62 million and $20 million, respectively, and cash received on exercise was $28 million and $12 million.

2	The total fair value of options vested under the PBSO Plan during the year ended December 31, 2014 was $5 million (2013 - nil; 2012 - $1 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2014	2012
Fair value per option (Canadian dollars)	5.77	4.25
Valuation assumptions
Expected option term (years)1	6.5	8
Expected volatility2	15.0%	16.1%
Expected dividend yield3	2.8%	2.8%
Risk-free interest rate4	1.7%	1.6%
1	The expected option term is based on historical exercise practice.
2	Expected volatility is determined with reference to historic daily share price volatility.
3	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
4	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2014	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	591
Units granted	274
Units cancelled	(2)
Units matured1	(332)
Dividend reinvestment	24
Units outstanding at end of year	555	1.5	66
1	The total amount paid during the year ended December 31, 2014 for PSU was $36 million (2013 - $48 million; 2012 - $25 million).

Restricted stock units
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2014	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,828
Units granted	1,019
Units cancelled	(99)
Units matured1	(867)
Dividend reinvestment	78
Units outstanding at end of year	1,959	1.5	116
1	The total amount paid during the year ended December 31, 2014 for RSU was $45 million (2013 - $41 million; 2012 - $37 million).